Acquisition of subsidiaries - Results as if acquisitions happened at the beginning of period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Acquisition of subsidiaries
Revenues	R$ 0	R$ 9,788,580	R$ 9,697,932
Profit (loss) for the year	R$ 0	R$ 802,196	R$ 187,082